Cash Flow Information - Interest and Income Taxes Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Supplemental Cash Flow Information [Abstract]
Interest paid during the year	$ 24	$ 39	$ 48
Income taxes paid during the year	6	6	10
Proceeds from Income Tax Refunds	$ 15	$ 7	$ 19